Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Income Taxes Tables
Deferred tax asset

The components of the Company’s deferred tax asset are as follows:

	September 30,	December 31,
	2013	2012
Deferred tax assets:
Net operating loss carry forwards	$259,070	$129,370

Net deferred tax assets before valuation allowance	$259,070	$129,370
Less: Valuation allowance	(259,070)	(129,370)
Net deferred tax assets	$-	$-

The components of the Company’s deferred tax asset are as follows:

	December 31,	December 31,
	2012	2011
Deferred tax assets:
Net operating loss carry forwards	$129,370	$47,500

Net deferred tax assets before valuation allowance	$129,370	$47,500
Less: Valuation allowance	(129,370)	(47,500)
Net deferred tax assets	$-	$-

Reconciliation between the amounts of income tax

A reconciliation between the amounts of income tax benefit determined by applying the applicable U.S. and State statutory income tax rate to pre-tax loss is as follows:

	September 30,	December 31,
	2013	2012

Federal and state statutory rate	35%	35%
Change in valuation allowance on deferred tax assets	(35%)	(35%)

A reconciliation between the amounts of income tax benefit determined by applying the applicable U.S. and State statutory income tax rate to pre-tax loss is as follows:

	December 31,	December 31,
	2012	2011

Federal and state statutory rate	35%	35%
Change in valuation allowance on deferred tax assets	(35%)	(35%)